Investments in Subsidiaries - Schedule of Direct Cost Measured at Fair Market Value (Details) (10-K) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Oct. 12, 2013
Ownership %			80.00%
Aqua Mining (PNG) [Member]
Investment	$ 34	$ 34
Ownership %	90.00%	90.00%